Net Loss Per Share - Schedule Of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss		$ (23,013)	$ (4,596)
Weighted-average shares outstanding - basic	[1]	8,211,256	7,238,767
Basic net loss per share		$ (2.8)	$ (0.63)
Weighted-average shares outstanding - diluted	[1]	8,211,256	7,238,767
Diluted net loss per share		$ (2.8)	$ (0.63)

[1]	Retroactively restated to give effect to the reverse recapitalization